Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 5,233	$ 12,840	$ 13,967	$ 17,291	$ 14,961
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	16,204	12,091	16,926	13,399	11,051
Amortization of intangible assets	8,713	10,163	13,916	11,668	12,438
Amortization of debt discount and transaction costs	13,764	8,720	13,176
Amortization of premiums on securities and other	8,683	4,288	7,212	4,030	2,409
Stock-based compensation	37,487	35,582	48,518	37,887	27,033
Excess tax benefit from stock-based compensation	(8,161)	(2,583)	(3,092)	(8,226)	(7,122)
Deferred income taxes	(1,368)	(435)	(1,664)	(1,455)	(3,119)
Net unrealized foreign exchange loss (gain)	15,564	(6,057)	6,183	2,450	817
Realized loss (gain) on foreign currency forwards	(15,081)	12,011	328	2,926	1,910
Changes in operating assets and liabilities, net of assets and liabilities assumed in business combinations:
Accounts receivable	(2,172)	(2,591)	(3,625)	(1,790)	251
Income tax receivable	(426)	(1,590)	571	(2,506)	(672)
Prepaid expenses and other assets	(2,519)	(4,938)	(4,386)	878	(6,987)
Accounts payable	1,151	6,668	2,491	(3,348)	3,376
Accrued expenses	1,748	(3,394)	241	11,081	4,457
Income tax payable	7,087	1,272	2,305	(1,006)	11,486
Deferred revenue	29,667	25,392	27,222	21,219	22,401
Other non-current liabilities	3,520	3,976	5,075	(136)	713
Net cash provided by operating activities	119,094	111,415	145,364	104,362	95,403
Cash flows from investing activities
Acquisition of businesses, net of cash acquired		(17,847)	(17,847)	(205,470)	(16,207)
Change in restricted cash	122	166	(501)	(492)	773
Purchases of intangibles and other assets	(278)	(303)	(473)	(625)	(251)
Purchases and sales of non-marketable investments	(3,866)	(10,135)	(25,148)	(3,667)	(6,446)
Purchases of short-term investments	(379,387)	(473,331)	(575,606)	(129,782)	(57,080)
Proceeds from maturities and redemptions of marketable securities	272,022	23,048	109,516	46,679	40,406
Proceeds from sales of marketable securities	1,525	4,358	4,358	92,527
Net settlement of foreign currency forwards	15,081	(12,011)	(328)	(2,926)	(1,910)
Purchases of property and equipment	(23,792)	(20,456)	(31,647)	(19,616)	(17,260)
Net cash used in investing activities	(118,573)	(506,511)	(537,676)	(223,372)	(57,975)
Cash flows from financing activities
Repurchase of redeemable noncontrolling interests			(1,461)
Proceeds from borrowings on convertible senior notes, net		390,978	390,978
Proceeds from issuance of warrants		38,278	38,278
Purchase of convertible note hedge		(85,853)	(85,853)
Other financing activities		(919)	(919)
Proceeds from exercise of options to purchase common stock	9,640	22,827	25,386	48,473	25,878
Proceeds from follow-on offering, net of offering costs				195,348
Excess tax benefit from stock-based compensation	8,161	2,583	3,092	8,226	7,122
Net cash provided by (used in) financing activities	17,801	367,894	369,501	252,047	33,000
Effect of exchange rate changes on cash	(9,354)	(5,303)	(9,472)	2,093	842
Net increase (decrease) in cash and cash equivalents	8,968	(32,505)	(32,283)	135,130	71,270
Cash and cash equivalents at beginning of period	292,325	324,608	324,608	189,478	118,208
Cash and cash equivalents at end of period	301,293	292,103	292,325	324,608	189,478
Cash paid for interest	503	253	253
Cash paid for taxes, net of refunds	2,091	3,727	1,385	13,841	9,105
Supplemental disclosure of non-cash activities
Changes to accrued capital expenditures	2,455		2,403	$ 317	$ 541
Changes to redemption value of noncontrolling interests	$ 914	$ 851	$ 2,421